PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2013	2012
Land and land improvements	$30,547	$28,985
Building and leasehold improvements	154,521	153,769
Machinery, equipment, and other	1,301,368	1,278,427
Construction-in-progress	37,100	11,017
Property, plant, and equipment, gross	1,523,536	1,472,198
Accumulated depreciation	(780,590)	(679,167)
Property, plant, and equipment, net	$742,946	$793,031

Depreciation expense was $103.9 million, $117.2 million, and $130.5 million for the years ended December 31, 2013, 2012, and 2011, respectively. Property, plant, and equipment at December 31, 2013, includes $11.5 million of capital expenditures that were unpaid and included in accounts payable and accrued liabilities.